PC&J PRESERVATION FUND

Semi-Annual Report
to Shareholders
June 30, 2000

The PC&J Preservation Fund is a registered investment company under the Investment Company Act of 1940 and, for your protection, is regulated by the Securities and Exchange Commission. The enclosed 2000 Semi-Annual Report is for your information and is provided to you in compliance with ongoing Securities and Exchange Commission regulations. This report requires no action on your part. Please give us a call if you have any questions.

/s/James Johnson ____________________ James Johnson Secretary

/s/Kathleen Carlson ____________________ Kathleen Carlson Treasurer

PC&J PRESERVATION FUND

FINANCIAL HIGHLIGHTS

The information contained in the table below for the years ended December 31, 1999, 1998, 1997, and 1996, have been derived from data contained in financial statements examined by Deloitte & Touche, independent certified public accountants. The information for the six months ended June 30, 2000 have been derived from data contained in the unaudited financial statements but which are believed to include all adjustments necessary for a fair presentation. Such information should be read in conjunction with the enclosed financial statements.

Selected Data for Each Share
of Capital Stock Outstanding          2000       1999    1998    1997    1996
Throughout the Period                (Unaudited)

Net asset value-beginning of period  $10.54      $11.37  $11.14  $10.97  $11.32
                                     --------    ------- ------- ------- -------

Income from investment operations:
   Net investment income               0.31        0.61    0.57    0.64    0.62
   Net realized and unrealized
      gain (loss) on securities       (0.02)      (0.76)   0.36    0.17   (0.31)
                                     --------    ------- ------- ------- -------
Total from investment operations       0.29       (0.15)   0.93    0.81    0.31
                                     --------    ------- ------- ------- -------

Less dividends:
   From net investment income         (0.00)      (0.61)  (0.57)  (0.64)  (0.62)
   From net realized gain
      on investments                  (0.00)      (0.07)  (0.13)  (0.00)  (0.04)
                                     --------    ------- ------- ------- -------
Total dividends                       (0.00)      (0.68)  (0.70)  (0.64)  (0.66)
                                     --------    ------- ------- ------- -------

Net asset value-end of period        $10.83      $10.54  $11.37  $11.14  $10.97
                                     ========    ======= ======= ======= =======

Total return                           2.75%      (1.32%)  8.35%   7.38%   2.75%

Ratios to average net assets
   Expenses                            0.99%*      1.00%   1.00%   1.00%   1.00%
   Net investment income               5.53%*      5.37%   5.25%   5.62%   5.38%

Portfolio turnover rate               46.66%*     36.25%  44.50%  31.39%  28.66%

Net assets at end of period (000's)  $19,012     $19,684 $19,852 $16,071 $16,151
* Annualized

PC&J PRESERVATION FUND

SCHEDULE OF INVESTMENTS
JUNE 30, 2000
(UNAUDITED)

                                       PERCENT    YEARS
                                       OF NET      TO     PRINCIPAL    MARKET
SECURITY (Note A)                      ASSETS   MATURITY    AMOUNT     VALUE

U.S. GOVERNMENT OBLIGATIONS:

Maturity of less than 1 year -           5.2%

Federal Nat'l. Mortgage Assoc.
   Notes, 5.490%, due 08-15-00                   0.25     1,000,000  $   998,750
                                                                     ------------

Maturity of 1 - 5 years:                33.8

Federal Home Loan Bank Notes,
   5.270%, due 02-26-02                          1.75     1,000,000      974,687
U.S. Treasury Notes,
   6.375%, due 08-15-02                          2.25       500,000      499,219
U.S. Treasury Notes,
   6.250%, due 08-31-02                          2.25     3,000,000    2,988,750
Federal Nat'l. Mortgage Assoc.
   Notes, 6.500%, due 08-15-04                   4.25     1,000,000      980,625
Federal Home Loan Bank Notes,
   6.380%, due 10-18-04                          4.25     1,000,000      975,313
                                                                     ------------
                                                                       6,418,594

Maturity of 5 - 10 years:               10.1

Federal Nat'l. Mortgage Assoc.
   Notes, 6.650%, due 03-08-06                   5.75     1,000,000      965,000
Federal Nat'l. Mortgage Assoc.
   Notes, 6.860%, due 10-16-07                   7.25     1,000,000      960,313
                                                                     ------------
                                                                       1,925,313

Maturity of 10 - 20 years -              4.0

Student Loan Marketing Assoc.
   Notes, 7.300%, due 08-01-12                  12.00       750,000      758,437
                                       -------                       ------------

TOTAL U.S. GOVERNMENT OBLIGATIONS
   (Cost $10,270,126)                   53.1%                        $10,101,094
                                       -------                       ------------
See notes to financial statements.

PC&J PRESERVATION FUND

SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2000
(UNAUDITED)

                                       PERCENT    YEARS
                                       OF NET      TO     PRINCIPAL    MARKET
SECURITY (Note A)                      ASSETS   MATURITY    AMOUNT     VALUE

TAXABLE MUNICIPAL OBLIGATIONS:

Maturity of 1 - 5 years:                 5.4%

New York, NY Taxable Bonds,
   10.000%, due 08-01-01                         1.00       100,000  $   103,200
Ohio Development Assistance Taxable
   Bonds, 6.820%, due 04-01-03                   2.75       500,000      496,725
Philadelphia, PA Industrial Dev.
   Taxable Bonds, 6.488%, due 06-15-04           4.00        88,423       86,343
Rome, NY Hsg. Dev. Taxable Bonds,
   6.500%, due 01-01-05                          4.50       350,000      337,088
                                                                     ------------
                                                                       1,023,356

Maturity of 5 - 10 years:               14.2

Cleveland, OH Airport Taxable Bonds,
   6.490%, due 01-01-06                          5.50       365,000      352,116
Pittsburgh, PA Conv. Taxable Bonds,
   0.000%, due 03-01-07                          6.75       705,000      437,593
Chicago Heights, IL GO Taxable
   Bonds, 7.350%, due 12-01-07                   7.50       170,000      170,658
Oklahoma City, OK Airport Taxable
   Bonds, 6.950%, due 07-01-08                   8.00       475,000      468,716
Dayton, OH Hsg. Impr. Taxable
   Bonds, 6.250%, due 11-01-08                   8.25       140,000      131,172
Scranton, PA U.S. Govt. Gtd. Taxable
   Notes, 7.720%, due 08-01-09                   9.00       285,000      287,904
Texas State Water Fin. Asst. Taxable
   Bonds, 6.550%, due 08-01-09                   9.00       400,000      381,056
Dayton, OH Econ. Dev. Taxable
   Bonds, 6.380%, due 12-01-09                   9.50       500,000      468,375
                                                                     ------------
                                                                     $ 2,697,590
                                                                     ------------
See notes to financial statements.

PC&J PRESERVATION FUND

SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2000
(UNAUDITED)

                                       PERCENT    YEARS
                                       OF NET      TO     PRINCIPAL    MARKET
SECURITY (Note A)                      ASSETS   MATURITY    AMOUNT     VALUE

Maturity of 10 - 20 years:              15.8%

Texas State Water Dev. Taxable
   Bonds, 8.800%, due 08-01-12                  12.00        50,000  $    50,071
Mississippi State GO Taxable
   Bonds, 6.750%, due 11-01-12                  12.25       300,000      281,598
Denver, CO School Dist. Taxable Bonds,
   6.940%, due 12-15-02                         12.50       500,000      476,785
New York, NY Taxable Bonds,
   9.000%, due 02-01-13                         12.50        50,000       51,562
St. Cloud, MN Taxable Bonds,
   6.700%, due 02-01-13                         12.50        70,000       64,840
Dayton, OH Taxable Bonds,
   6.500%, due 11-01-13                         13.25       250,000      228,727
Sacramento CA Redev. Agency Taxable
   Bonds, 6.375%, due 11-01-13                  13.25       200,000      178,482
Jackson Cnty., MS GO Taxable Bonds,
  8.250%, due 03-01-14                          13.75       135,000      138,904
Jackson Cnty., MS GO Taxable Bonds,
   8.250%, due 03-01-15                         14.75       210,000      216,073
Ohio State Taxable Bonds,
   7.600%, due 10-01-16                         16.25       750,000      748,485
Palmdale, CA Redev. Taxable
   Bonds, 7.900%, due 09-01-17                  17.25       225,000      230,940
California Hsg. Finance Rev. Taxable
   Bonds, 7.200%, due 08-01-19                  19.00       340,000      334,747
                                                                     ------------
                                                                       3,001,214
                                       -------                       ------------

TOTAL TAXABLE MUNICIPAL
   OBLIGATIONS (Cost $7,098,016)        35.4%                        $ 6,722,160
                                       -------                       ------------
See notes to financial statements.

PC&J PRESERVATION FUND

SCHEDULE OF INVESTMENTS (Concluded)
JUNE 30, 2000
(UNAUDITED)

                                       PERCENT    YEARS
                                       OF NET      TO     PRINCIPAL    MARKET
SECURITY (Note A)                      ASSETS   MATURITY    AMOUNT     VALUE

U.S. CORPORATE OBLIGATIONS:

Maturity of 1 - 5 years:                 5.1%

American Express Credit Corp. Notes,
   6.125%, due 11-15-01                          1.50       500,000  $   491,862
Lehman Brothers Holdings Inc.
   Notes, 7.250%, due 10-15-03                   3.25       500,000      489,688
                                                                     ------------
                                                                         981,550
                                                                     ------------

Maturity of 10-20 years -                3.7

Ford Motor Credit Co. Notes,
   7.125%, due 07-16-12                         12.00       750,000      697,031
                                       -------                       ------------

TOTAL U.S. CORPORATE OBLIGATIONS
   (Cost $1,728,322)                     8.8                           1,678,581
                                       -------                       ------------

TOTAL U.S. GOVERNMENT AND
   AGENCY, TAXABLE MUNICIPAL,
   AND U.S. CORPORATE OBLIGATIONS
  (Cost $19,096,464)                    97.3                          18,501,835
                                       -------                       ------------

SHORT-TERM OBLIGATIONS                   0.9
   Firstar Treasury Fund                                                  18,134
   Firstar Federal Prime
      Obligations Fund                                                   150,000
                                                                     ------------

TOTAL SHORT-TERM OBLIGATIONS
   (Cost $168,134)                                                       168,134
                                       -------                       ------------

TOTAL INVESTMENTS
   (Cost $19,264,598)¹                  98.2%                        $18,669,969
                                       =======                       ============
¹ Represents cost for federal income tax purposes and differs from value by net unrealized depreciation (See Note D)

See notes to financial statements.

PC&J PRESERVATION FUND

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000
(UNAUDITED)

ASSETS:
Investments in securities, at market value                         $18,669,969
   (Cost basis - $19,264,598) (Notes A& D)
Receivables - Interest                                                 357,521
                                                                   ------------
Total assets                                                        19,027,490

LIABILITIES  - Accrued expenses (Note B)                               (15,529)
                                                                   ------------
NET ASSETS                                                         $19,011,961
                                                                   ============

SHARES OUTSTANDING (Unlimited authorization - no par value):
   Beginning of year                                                 1,868,000
   Net (decrease)  (Note C)                                           (112,556)
                                                                   ------------
   End of period                                                     1,755,444
                                                                   ============

NET ASSET VALUE, offering price and redemption price per share         $10.83
                                                                   ------------

NET ASSETS CONSIST OF:
   Paid in capital                                                 $19,305,733
   Net unrealized (depreciation) on investments                       (594,629)
   Undistributed net investment income                                 536,213
   Accumulated net realized (loss) on investments                     (235,356)
                                                                   ------------
   Net Assets                                                      $19,011,961
                                                                   ============
See notes to financial statements.

PC&J PRESERVATION FUND

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2000
(UNAUDITED)

INVESTMENT INCOME - Interest (Note A):                             $   632,403
                                                                   ------------
EXPENSES (Note B):
   Investment advisory fee                                              48,095
   Management fee                                                       48,095
                                                                   ------------
Total expenses                                                          96,190
                                                                   ------------
NET INVESTMENT INCOME                                                  536,213
                                                                   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (Note D):
   Net realized (loss) on investments                                 (235,356)
   Change in unrealized appreciation (depreciation) of investments     226,812
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                (8,544)
                                                                   ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                         $   527,669
                                                                   ------------
See notes to financial statements.

PC&J PRESERVATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                            For the Six Months   For the Year
                                                  Ended              Ended
                                              June 30, 2000    December 31,1999
                                              (Unaudited)
                                            ------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income                     $   536,213          $ 1,070,795
   Net realized gain (loss) on investments      (235,356)             115,476
   Change in unrealized appreciation
     (depreciation) of investments               226,812           (1,457,066)
                                             ------------         ------------
Net increase (decrease) in net assets
   from operations                               527,669             (270,795)

DIVIDENDS TO SHAREHOLDERS:
   Dividends from net investment income                0           (1,070,795)
   Dividends from net realized gain
      on investments                                   0             (115,476)
                                             ------------         ------------
Net (decrease) in assets from
   dividends to shareholders                           0           (1,186,271)

INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM CAPITAL SHARE TRANSACTIONS (Note C)      (1,199,982)           1,289,461
                                             ------------         ------------
Total (decrease) in net assets                  (672,313)            (167,605)

NET ASSETS:
   Beginning of period                        19,684,274           19,851,879
                                             ------------         ------------
   End of period                             $19,011,961          $19,684,274
                                             ============         ============
See notes to financial statements.

PC&J PRESERVATION FUND

NOTES TO FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED JUNE 30, 2000

A.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

PC&J Preservation Fund (the “Fund”) commenced operations on April 30, 1985, as a “no-load, open-end, diversified” investment company. It is organized as an Ohio business trust and is registered under the Investment Company Act of 1940. The investment objective of the Fund is preservation of capital through investment in fixed-income obligations.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates or assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(1)	Security Valuations - Investments in securities for which quotations are readily available are valued on the basis of quotations from dealers or an independent pricing service with consideration of such factors as yield, coupon rate, maturity, type of issue and other market information. All other securities are valued using established procedures, which involve approximating the yield-to-maturity of similar securities traded on a national exchange.

(2)	Federal Income Taxes - The Fund has elected to be treated as a regulated investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code and to distribute all of its net investment income and realized gains on security transactions. Accordingly, no provision for federal income taxes has been made in the accompanying financial statements.

(3)	Other - Security transactions are accounted for on the date the securities are purchased or sold, (trade date). All premium and discounts are amortized or accreted for both financial and tax reporting purposes as required by Federal Income Tax regulations. Realized gains and losses on sales are determined using the first-in first-out method. Dividends to shareholders from net investment income and net realized capital gains are declared and paid annually. Interest income is accrued daily.

B.	INVESTMENT ADVISORY AGREEMENT AND MANAGEMENT AGREEMENT

Fund has an investment advisory agreement with Parker Carlson & Johnson, Inc. (the “ Advisor”), wherein the Fund pays the Advisor a monthly advisory fee, accrued daily, based on an annual rate of one-half of one percent of the daily net assets of the Fund. Investment advisory fees were $48,095 for the six months ended June 30, 2000.

The Fund has a management agreement with PC&J Service Corp., (the “Service Corp.”) which is wholly owned by the shareholders of the Advisor. The Fund pays Service Corp. for the overall management of the Fund's business affairs, exclusive of the services provided by the Advisor, and functions as the Fund's transfer and dividend disbursing agent. Service Corp. pays all expenses of the Fund (with certain exclusions) and is entitled to a monthly fee, accrued daily, based on an annual rate of one-half of one percent of the daily net assets of the Fund. Management fees were $48,095 for the six months ended June 30, 2000.

The Fund's shareholders have adopted a Distribution Expense Plan (“Plan”) pursuant to Rule 12b-1 of the Investment Company Act of 1940. This Plan authorizes payments under the investment advisory agreement and management agreement described above which might be deemed to be expenses primarily intended to result in the sale of Fund shares. No other payments are authorized under the Plan.

Certain officers and trustees of the Fund are officers and directors, or both, of the Advisor and of Service Corp.

PC&J PRESERVATION FUND

NOTES TO FINANCIAL STATEMENTS - (Concluded)

C.	CAPITAL SHARE TRANSACTIONS

                            For the Six Months Ending     For the Year Ending
                                  June 30, 2000            December 31, 1999
                                   (Unaudited)
                           -----------------------------------------------------
    Shares sold                36,568   $   387,729     293,839   $ 3,314,125
    Shares issued in
      reinvestment of
      dividends                     0             0     112,574     1,186,271
                            ----------  ------------  ----------  ------------
                               36,568       387,729     406,413     4,500,396
    Shares redeemed          (149,123)   (1,587,711)   (284,688)   (3,210,935)
                            ----------  ------------  ----------  ------------
    Net increase (decrease)  (112,555)  $(1,199,982)    121,725   $ 1,289,461
                            ==========  ============  ==========  ============

D.	INVESTMENT TRANSACTIONS

Securities purchased and sold (excluding short-term obligations) for the six months ended June 30, 2000 aggregated $4,435,156 and $5,065,694, respectively. Purchases and sales of U.S. Government Securities for the six months ended June 30, 2000 aggregated $4,435,156 and $4,960,694, respectively.

At June 30, 2000 gross unrealized appreciation on investments was $48,047 and gross unrealized depreciation on investments was $642,676 for net unrealized depreciation of $594,629 for financial reporting and federal income tax purposes.